Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous equity [abstract]
Treasury shares, Amount directly reflected in equity	₩ 101	₩ 14,886